LOW DURATION, MULTI-STRATEGY ABSOLUTE RETURN AND STRATEGIC INCOME PROSPECTUS SUPPLEMENTS DTD 6-7-2011
Eaton Vance Multi-Strategy Absolute Return Fund
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".